GOVERNMENT PARTICIPATION - Net Contributions Recognized and Amounts Not Yet Received (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Government Grants [Abstract]
Net outstanding contribution receivable, beginning of year	$ 6.2	$ 6.3
Contributions	45.2	29.0
Payments received	(38.0)	(29.1)
Net outstanding contribution receivable, end of year	$ 13.4	$ 6.2